Fair Value Measurements And Disclosure (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurements And Disclosure
Long-Term Debt And Other Financial Instruments [Table Text Block]
	December 31, 2016		December 31, 2015
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Notes and debentures[1]	$122,381	$128,726	$124,847	$128,993
Bank borrowings	4	4	4	4
Investment securities	2,587	2,587	2,704	2,704
[1]	Includes credit agreement borrowings.

Fair Value Leveling [Table Text Block]
	December 31, 2016
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$1,215	$-	$-	$1,215
International equities	594	-	-	594
Fixed income bonds	-	508	-	508
Asset Derivatives[1]
Interest rate swaps	-	79	-	79
Cross-currency swaps	-	89	-	89
Liability Derivatives[1]
Interest rate swaps	-	(14)	-	(14)
Cross-currency swaps	-	(3,867)	-	(3,867)
[1]	Derivatives designated as hedging instruments are reflected as "Other assets," "Other noncurrent liabilities" and, for a portion of interest rate swaps, "Other current assets" on our consolidated balance sheets.

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$1,132	$-	$-	$1,132
International equities	569	-	-	569
Fixed income bonds	-	680	-	680
Asset Derivatives[1]
Interest rate swaps	-	136	-	136
Cross-currency swaps	-	556	-	556
Foreign exchange contracts	-	3	-	3
Liability Derivatives[1]
Cross-currency swaps	-	(3,466)	-	(3,466)
[1]	Derivatives designated as hedging instruments are reflected as "Other assets," "Other noncurrent liabilities" and, for a portion of interest rate swaps, "Other current assets" on our consolidated balance sheets.

Notional Amount Of Outstanding Derivative Positions [Table Text Block]
	2016	2015
Interest rate swaps	$9,650	$7,050
Cross-currency swaps	29,642	29,642
Foreign exchange contracts	-	100
Total	$39,292	$36,792

Effect Of Derivatives On The Consolidated Statements Of Income [Table Text Block]
Following are the related hedged items affecting our financial position and performance:

Effect of Derivatives on the Consolidated Statements of Income
Fair Value Hedging Relationships
For the years ended December 31,	2016	2015	2014
Interest rate swaps (Interest expense):
Gain (Loss) on interest rate swaps	$(61)	$(16)	$(29)
Gain (Loss) on long-term debt	61	16	29

Cash Flow Hedging Relationships
For the years ended December 31,	2016	2015	2014
Cross-currency swaps:
Gain (Loss) recognized in accumulated OCI	$1,061	$(813)	$528

Interest rate locks:
Gain (Loss) recognized in accumulated OCI	-	(361)	(128)
Interest income (expense) reclassified from accumulated OCI into income	(59)	(58)	(44)